Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

NOTE 13 – EQUITY

a)	Ordinary Shares confer upon their holders the right to attend and vote in general shareholders’ meetings, to share in the distribution of dividends if and when declared by the Board and the right to receive assets of the Company upon its liquidation.

b)	On November 24, 2025, the Company completed a private placement (the “Private Placement”) of an aggregate of 210,108,768 Ordinary Shares and 1,891,232 pre-funded warrants to purchase Ordinary Shares (the “Pre-Funded Warrants” and the Ordinary Shares issuable upon exercise thereof, the “Pre-Funded Warrant Shares” and, together with the Shares and the Pre-Funded Warrants, the “Securities”) at a purchase price of $1.00 per Ordinary Share or $0.999 per Pre-Funded Warrant in lieu thereof in accordance with the terms of a securities purchase agreement (the “Securities Purchase Agreement”) entered into on November 24, 2025 by and among the Company and certain accredited investors (the “Purchasers”).

The Company received $212 million in gross proceeds from the Private Placement before deducting fees and offering expenses.

Pursuant to the Securities Purchase Agreement, the Company has agreed to use substantially all of the net proceeds from the Private Placement to purchase RAIN and for the establishment of the Company’s cryptocurrency treasury operations with respect to the Company’s digital asset treasury strategy.

On December 23, 2025 the Company filed with the SEC a registration statement on Form F-3, which was declared effective on January 2, 2026, to register the resale of the Ordinary Shares issued in the Private Placement and the Pre-Funded Warrant Shares.

At the closing of the Private Placement, the Company entered into a Shareholders’ Agreement with the Purchasers, pursuant to which, among other things, the Company issued a certain Purchaser, in consideration of its efforts in connection with structuring the Company’s digital asset treasury strategy, a five-year warrant to purchase up to an aggregate of 1,750,000 Ordinary Shares at an exercise price of $1.00 per share.

Issuance expenses totaled $1,969 thousand.

c)	On November 24, 2025, the Company entered into an At-The-Market Sales Agreement (the “Sales Agreement”), with BTIG, LLC (the “Sales Agent”), pursuant to which the Company may elect, but is not obligated, to sell from time to time to or through the Sales Agent Ordinary Shares having an aggregate offering price of up to $299,553,108. In connection with its entry into the Sales Agreement, the Company terminated its prior “at-the-market” offering program under the ATM Agreement (as defined in (f) below).

If the Company elects to sell any Ordinary Shares under the Sales Agreement, it will pay the Sales Agent, in the aggregate, a total commission equal to 3.0% of the gross sales price per Ordinary Share issued and sold through the Sales Agent.

During 2025, the Company issued and sold an aggregate of 2,416,806 Ordinary Shares under the Sales Agreement, resulting in a gross aggregate offering price of $3,162 thousand at a gross average price per share of $1.22. Issuance expenses totaled $312 thousand.

d)	On May 27, 2024, the Company entered into a securities purchase agreement with a single institutional investor in connection with the issuance and sale by the Company in a registered direct offering (the “2024 Offering”) of (i) 2,060,000 Ordinary Shares, (ii) pre-funded warrants to purchase up to 1,511,429 Ordinary Shares (the “2024 Pre-Funded Warrants”), (iii) Series A warrants to purchase up to 3,571,429 Ordinary Shares (the “Series A Warrants”) and (iv) Series B warrants to purchase up to 3,571,429 Ordinary Shares (the “Series B Warrants” and, together with the Series A Warrants, the “Investor Warrants”), at a combined purchase price of (a) $1.40 per Ordinary Share and the associated Investor Warrants, each to purchase one Ordinary Share, and (b) $1.399 per 2024 Pre-Funded Warrant and the associated Investor Warrants, each to purchase one Ordinary Share, pursuant to the Company’s effective shelf registration statement on Form F-3 (File No. 333-364561) and related base prospectus and prospectus supplement.

Each Investor Warrant has an exercise price of $1.40 per Ordinary Share and became immediately exercisable upon issuance.

The Series A Warrants expired on October 17, 2025, which was 60 days following the Company’s announcement on August 18, 2025 of the three-month topline data from its multi-country, randomized, controlled, phase I/II trial evaluating AllocetraTM in patients with moderate-to-severe knee osteoarthritis.

The Series B warrants expire upon the earlier of five and one-half years following the issuance date and 60 days following the Company’s public announcement of its filing with the U.S. Food and Drug Administration for approval for AllocetraTM’s osteoarthritis related indication (the “Series B Milestone Event”).

Each 2024 Pre-Funded Warrant had an exercise price of $0.001 per Ordinary Share and became immediately exercisable upon issuance with no expiration date.

H.C. Wainwright & Co. (“Wainwright”) acted as placement agent in connection with the 2024 Offering, and in consideration therefor the Company agreed to register and issue to Wainwright warrants (the “Placement Agent Warrants”) to purchase up to 250,000 Ordinary Shares. The Placement Agent Warrants comprise Series A Warrants to purchase 125,000 Ordinary Shares and Series B Warrants to purchase 125,000 Ordinary Shares, containing the same terms as the Investor Warrants, except that they are exercisable at a price of $1.75 per Ordinary Share, and the Series B Warrants will expire upon the earlier of five years following the commencement of the sale of the securities offered in the 2024 Offering and 60 days following the Series B Milestone Event. The Series A Warrants issued to Wainwright expired on October 17, 2025, as described above.

In addition, the Company agreed to pay Wainwright an aggregate cash fee equal to 7% of the gross proceeds raised in the 2024 Offering, a management fee equal to 1% of the gross proceeds raised in the Offering and $90,950 for various fees and expenses.

The 2024 Offering closed on May 29, 2024 and provided net proceeds of approximately $4.5 million after deducting Wainwright’s fees and other offering expenses.

All 2024 Pre-Funded Warrants were exercised in 2024 for 1,511,429 Ordinary Shares.

e)	During 2024, the Company entered into an investor relations agreement with a third party for monthly cash compensation of $8 thousand and the issuance of 50,000 warrants to purchase Ordinary Shares, of which 25,000 have an exercise price of $3.25 per share and 25,000 have an exercise price of $4.25 per share. The warrants were issued on November 26, 2024, are currently exercisable and expire on February 2, 2027.

f)	On December 30, 2022 the Company entered into an agreement (the “ATM Agreement”), with Cantor Fitzgerald & Co. and JMP Securities LLC (each referred to as an “Agent”, and together, the “Agents”), as sales agents, pursuant to which the Company had been able to elect to sell Ordinary Shares having an aggregate offering price of up to $100,000,000 from time to time through the Agents in transactions deemed to be “at-the-market” offerings as defined in Rule 415 under the Securities Act of 1933, as amended. The Company had agreed to pay the Agents an aggregate commission of 3% of the gross sales price from each sale of Ordinary Shares under the ATM Agreement.

During 2024 and 2023, the Company issued and sold an aggregate of 1,305,014 and 124,171 Ordinary Shares, respectively, under the ATM Agreement, resulting in a gross aggregate offering price of $2,100 thousand and $513 thousand at a gross average price per share of $1.61 and $4.11, respectively. Issuance expenses totaled $63 thousand and $153 thousand, respectively. The Company terminated the ATM Agreement in November 2025 in connection with entering into the Sales Agreement.

g)	Each of the Company’s outstanding warrants entitles the holder to exercise such warrant for one Ordinary Share and does not confer upon such holder any rights as an ordinary shareholder until such holder exercises such holder’s warrants and acquires the Ordinary Shares.

All Company warrants are classified as a component of shareholders’ equity because such warrants are free standing financial instruments that are legally detachable, separately exercisable, do not embody an obligation for the Company to repurchase its own shares, and permit the holders to receive a fixed number of Ordinary Shares upon exercise, requires physical settlement and do not provide any guarantee of value or return (unless, in accordance with ASC 815-40-55-3, there is a fundamental transaction, as defined in the warrant agreements, which allows the holders of the warrants to receive the same form of consideration payable to the holders of Ordinary Shares, in which case equity treatment is not precluded).

The following table contains additional information concerning warrants activity for the years ended December 31, 2025 and 2024:

	For the year ended December 31,
	2025			2024
	Number of warrants	Weighted average exercise price		Number of warrants	Weighted average exercise price
Outstanding at the beginning of the year	7,645,109		$2.007	202,251	$23.31
Issued	3,641,232		$0.48	8,954,287	$1.19
Exercised	-		$-	(1,511,429)	$0.001
Forfeited and expired	(3,719,179)		$1.46	-	$-
Outstanding and exercisable at year-end	7,567,162	$		7,645,109	$2.007

Set forth below is data regarding the range of exercise prices and remaining contractual life (in years) for warrants outstanding at December 31, 2025:

Number of Warrants	Exercise Price Per Share	Issuance date	Expiration date
160,727	$25.00	February 12, 2021	February 9, 2026
18,774	$25.00	February 17, 2021	February 9, 2026
3,571,429	$1.40	May 29, 2024	November 29, 2029 (i)
125,000	$1.75	May 29, 2024	May 27, 2029 (ii)
25,000	$3.25	November 26, 2024	February 2, 2027
25,000	$4.25	November 26, 2024	February 2, 2027
1,750,000	$1.00	November 24, 2025	November 30, 2030
1,195,616	$0.001	November 24, 2025	None
695,616	$0.001	November 24, 2025	None
7,567,162

(i)	The earlier of (a) November 29, 2029 and (b) the 60th day following the occurrence of the Series B Milestone Event.

(ii)	The earlier of (a) May 27, 2029 and (b) 60 days following the Series B Milestone Event.